GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 11:-     GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

a.
Summary information about geographical areas:

The Company manages its business on a basis of one reportable segment (see Note 1a for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2011	2010	2009

North America	$5,883	$8,948	$7,740
Europe and other	6,503	8,207	8,921

	$12,386	$17,155	$16,661

	December 31,
	2011	2010
Long-lived assets:

North America	$311	$441
Europe and Other	322	415

	$633	$856

b.	Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2011	2010	2009

Customer A	38%	30%	34%
Customer B	12%	-	-
Customer C	9%	14%	-
Customer D	9%	6%	12%
Customer E	-	7%	10%